UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Unconstrained Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 56.8%
Consumer Discretionary 8.2%
21st Century Fox America, Inc., 4.0%, 10/1/2023		230,000	232,644
AMC Entertainment, Inc., 8.75%, 6/1/2019		590,000	628,350
AMC Networks, Inc., 7.75%, 7/15/2021		95,000	106,638
AmeriGas Finance LLC:
6.75%, 5/20/2020		560,000	611,800
7.0%, 5/20/2022		430,000	467,625
APX Group, Inc.:
6.375%, 12/1/2019		235,000	236,175
144A, 8.75%, 12/1/2020		35,000	35,525
Arcelik AS, 144A, 5.0%, 4/3/2023 (b)		1,000,000	855,200
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		530,000	597,575
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		905,000	968,350
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		425,000	420,750
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		250,000	241,250
8.25%, 1/15/2019		555,000	597,319
BC Mountain LLC, 144A, 7.0%, 2/1/2021		245,000	251,125
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	409,062
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		195,000	211,088
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		570,000	542,682
Cablevision Systems Corp., 8.0%, 4/15/2020 (b)		65,000	72,963
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		850,000	803,250
9.0%, 2/15/2020 (b)		315,000	304,762
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		225,000	234,844
CCO Holdings LLC:
6.5%, 4/30/2021		825,000	862,125
6.625%, 1/31/2022		465,000	485,925
7.0%, 1/15/2019 (b)		125,000	131,875
7.25%, 10/30/2017		520,000	550,550
7.375%, 6/1/2020		55,000	59,813
8.125%, 4/30/2020		145,000	157,688
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		465,000	437,100
144A, 6.375%, 9/15/2020		1,300,000	1,329,250
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020 (b)		150,000	147,375
Clear Channel Communications, Inc., 11.25%, 3/1/2021		355,000	385,175
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		295,000	301,637
Series B, 6.5%, 11/15/2022		415,000	426,412
Series A, 7.625%, 3/15/2020		115,000	120,750
Series B, 7.625%, 3/15/2020		1,810,000	1,909,550
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	24,500
Columbus International, Inc., 144A, 11.5%, 11/20/2014		1,900,000	1,989,775
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		630,000	589,822
Crown Media Holdings, Inc., 10.5%, 7/15/2019		325,000	368,062
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		405,000	434,362
DBP Holding Corp., 144A, 7.75%, 10/15/2020		250,000	241,875
Delphi Corp., 5.0%, 2/15/2023		350,000	355,250
DISH DBS Corp.:
4.25%, 4/1/2018		345,000	351,900
5.0%, 3/15/2023		465,000	435,937
6.625%, 10/1/2014		335,000	346,306
6.75%, 6/1/2021		470,000	501,725
7.125%, 2/1/2016		620,000	682,000
7.875%, 9/1/2019		45,000	51,356
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022		410,000	417,526
General Motors Financial Co., Inc., 144A, 3.25%, 5/15/2018		120,000	120,900
GLP Capital LP, 144A, 4.375%, 11/1/2018		130,000	133,250
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		435,000	339,300
Grupo Televisa SAB, 7.25%, 5/14/2043	MXN	24,000,000	1,400,056
Harron Communications LP, 144A, 9.125%, 4/1/2020		440,000	492,800
Hertz Corp.:
4.25%, 4/1/2018		225,000	228,938
6.75%, 4/15/2019		315,000	335,081
7.5%, 10/15/2018		905,000	967,219
Hertz Holdings Netherlands BV, 144A, 4.375%, 1/15/2019	EUR	720,000	967,665
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		190,000	201,400
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		550,000	572,000
L Brands, Inc., 7.0%, 5/1/2020		120,000	135,000
Lamar Media Corp., 144A, 5.375%, 1/15/2024		205,000	207,563
Libbey Glass, Inc., 6.875%, 5/15/2020		121,000	130,529
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		430,000	466,550
Marriott International, Inc., 3.375%, 10/15/2020		950,000	957,024
Mattel, Inc., 5.45%, 11/1/2041		836,600	882,679
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		290,000	305,950
Mediacom Broadband LLC, 6.375%, 4/1/2023		430,000	439,675
Mediacom LLC, 7.25%, 2/15/2022		115,000	122,475
MGM Resorts International:
6.625%, 12/15/2021 (b)		1,595,000	1,698,675
6.75%, 10/1/2020		185,000	199,338
8.625%, 2/1/2019		905,000	1,065,637
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		250,000	256,875
Myriad International Holdings BV, 144A, 6.0%, 7/18/2020		1,700,000	1,785,000
PNK Finance Corp., 144A, 6.375%, 8/1/2021		310,000	317,750
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	213,950
RCI Banque SA, 144A, 3.5%, 4/3/2018		2,000,000	2,062,840
Regal Entertainment Group, 9.125%, 8/15/2018		112,000	120,960
Sabre Holdings Corp., 8.35%, 3/15/2016		335,000	373,525
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		765,000	872,100
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		150,000	147,750
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		290,000	320,450
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		245,000	265,212
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020 (b)		275,000	278,094
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021 (b)		365,000	368,650
Starz LLC, 5.0%, 9/15/2019		210,000	216,038
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021 (b)		325,000	316,062
Travelport LLC, 144A, 13.875%, 3/1/2016 (PIK)		54,622	57,763
UCI International, Inc., 8.625%, 2/15/2019		130,000	128,050
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,080,000	1,080,000
144A, 7.5%, 3/15/2019		445,000	485,606
144A, 7.5%, 3/15/2019	EUR	165,000	243,120
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	505,000	747,704
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	64,350
144A, 7.875%, 11/1/2020		135,000	148,500
Videotron Ltd., 9.125%, 4/15/2018		105,000	109,725
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		215,000	243,488
Visteon Corp., 6.75%, 4/15/2019		171,000	179,978

			46,697,842
Consumer Staples 4.4%
Agrokor dd, 144A, 8.875%, 2/1/2020		1,500,000	1,612,650
Ajecorp BV, 144A, 6.5%, 5/14/2022		850,000	811,750
Altria Group, Inc., 9.95%, 11/10/2038		275,000	435,513
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		2,000,000	1,557,500
B&G Foods, Inc., 4.625%, 6/1/2021		2,305,000	2,232,969
Cencosud SA, 144A, 4.875%, 1/20/2023		600,000	553,112
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		229,000	247,034
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		2,600,000	2,889,250
Del Monte Corp., 7.625%, 2/15/2019		450,000	467,437
Delhaize Group SA, 4.125%, 4/10/2019		1,285,000	1,338,995
ESAL GmbH, 144A, 6.25%, 2/5/2023 (b)		1,300,000	1,183,000
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		760,000	801,800
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		670,000	695,125
144A, 8.25%, 2/1/2020		1,025,000	1,110,844
Marfrig Holding Europe BV, 144A, 11.25%, 9/20/2021		1,000,000	976,250
MHP SA, 144A, 8.25%, 4/2/2020 (b)		1,650,000	1,361,580
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,050,000	1,165,500
Pilgrim's Pride Corp., 7.875%, 12/15/2018		355,000	384,731
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		440,000	449,900
6.875%, 2/15/2021		2,085,000	2,238,769
7.125%, 4/15/2019		630,000	666,225
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		270,000	284,850
Smithfield Foods, Inc., 6.625%, 8/15/2022		210,000	221,025
U.S. Foods, Inc., 8.5%, 6/30/2019		460,000	499,100
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		805,000	845,733

			25,030,642
Energy 7.2%
Access Midstream Partners LP:
4.875%, 5/15/2023		445,000	436,100
6.125%, 7/15/2022		335,000	356,775
Afren PLC, 144A, 10.25%, 4/8/2019		1,437,000	1,650,394
Antero Resources Finance Corp.:
144A, 5.375%, 11/1/2021		295,000	297,213
7.25%, 8/1/2019		202,000	216,645
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		260,000	264,550
6.75%, 11/1/2020		1,300,000	1,355,250
10.25%, 6/1/2014		235,000	240,288
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		810,000	861,637
8.625%, 10/15/2020		225,000	242,438
Chaparral Energy, Inc., 7.625%, 11/15/2022		440,000	474,100
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		145,000	152,250
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		575,000	626,750
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		220,000	224,400
7.75%, 4/1/2019		295,000	320,444
Crosstex Energy LP:
7.125%, 6/1/2022		87,000	99,833
8.875%, 2/15/2018		305,000	320,250
DCP Midstream Operating LP, 3.875%, 3/15/2023		1,250,000	1,192,466
Denbury Resources, Inc., 4.625%, 7/15/2023		250,000	230,625
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		430,000	459,025
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		1,165,000	1,103,837
El Paso LLC, 7.25%, 6/1/2018		280,000	320,239
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		370,000	381,100
Energy Transfer Partners LP, 4.15%, 10/1/2020		750,000	770,755
EP Energy LLC:
6.875%, 5/1/2019		355,000	382,069
7.75%, 9/1/2022		190,000	209,950
9.375%, 5/1/2020		160,000	184,000
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK)		604,491	625,527
EV Energy Partners LP, 8.0%, 4/15/2019		875,000	891,406
FMC Technologies, Inc., 3.45%, 10/1/2022		260,000	249,509
Halcon Resources Corp.:
8.875%, 5/15/2021		1,975,000	1,970,062
9.75%, 7/15/2020		330,000	342,375
144A, 9.75%, 7/15/2020		270,000	279,788
Holly Energy Partners LP:
6.5%, 3/1/2020		110,000	114,400
8.25%, 3/15/2018		305,000	319,106
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		510,000	507,450
Linn Energy LLC:
6.5%, 5/15/2019		135,000	138,713
144A, 7.0%, 11/1/2019		710,000	720,650
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		240,000	249,600
144A, 7.0%, 3/31/2024		725,000	737,687
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		610,000	634,400
10.75%, 10/1/2020		680,000	736,100
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		370,000	369,075
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		630,000	664,650
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		1,070,000	1,139,550
6.875%, 1/15/2023		165,000	176,550
144A, 6.875%, 3/15/2022		535,000	567,100
7.25%, 2/1/2019		260,000	278,200
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		1,000,000	1,075,000
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		530,000	530,000
7.5%, 11/1/2019		865,000	929,875
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		305,000	304,238
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		1,000,000	1,050,000
Petroleos de Venezuela SA:
Series 2014, 4.9%, 10/28/2014		750,000	695,625
144A, 8.5%, 11/2/2017		1,500,000	1,164,000
Pertamina Persero PT, 144A, 5.625%, 5/20/2043		600,000	460,500
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,750,000	1,805,611
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		1,000,000	1,093,750
Rowan Companies, Inc., 4.75%, 1/15/2024		710,000	719,056
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		885,000	882,787
144A, 5.625%, 4/15/2023		200,000	190,000
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	111,500
Samson Investment Co., 144A, 10.5%, 2/15/2020		190,000	209,000
SandRidge Energy, Inc., 7.5%, 3/15/2021		635,000	658,813
SESI LLC:
6.375%, 5/1/2019		245,000	260,313
7.125%, 12/15/2021		700,000	771,750
Swift Energy Co., 7.875%, 3/1/2022		230,000	234,600
Talos Production LLC, 144A, 9.75%, 2/15/2018		500,000	513,750
Tesoro Corp.:
4.25%, 10/1/2017		220,000	229,350
5.375%, 10/1/2022 (b)		160,000	163,200
Transocean, Inc., 3.8%, 10/15/2022		480,000	453,180
Ultra Petroleum Corp., 144A, 5.75%, 12/15/2018		115,000	119,025
Venoco, Inc., 8.875%, 2/15/2019		615,000	599,625
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	212,500
Whiting Petroleum Corp., 5.0%, 3/15/2019		340,000	349,350
WPX Energy, Inc., 5.25%, 1/15/2017		250,000	268,125

			41,139,804
Financials 10.1%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		490,000	534,100
Ally Financial, Inc.:
3.5%, 1/27/2019		910,000	898,625
5.5%, 2/15/2017		385,000	415,319
8.3%, 2/12/2015		810,000	861,637
American International Group, Inc., 3.8%, 3/22/2017		530,000	567,468
American Tower Corp., (REIT), 3.5%, 1/31/2023		420,000	397,704
Atlantic Finance Ltd., 144A, 10.75%, 5/27/2014		2,000,000	2,052,704
Banco de Credito del Peru, 144A, 6.875%, 9/16/2026		1,500,000	1,560,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	2,000,000	758,313
Bank of America Corp., 3.3%, 1/11/2023		1,175,000	1,126,883
Bank of Baroda, 144A, 4.875%, 7/23/2019		600,000	601,654
Barclays Bank PLC, 7.625%, 11/21/2022		1,510,000	1,604,375
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		3,500,000	3,758,125
BNP Paribas SA, 5.0%, 1/15/2021		830,000	911,204
CIT Group, Inc.:
5.0%, 5/15/2017		445,000	473,925
5.25%, 3/15/2018		565,000	601,725
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		540,000	529,163
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		1,325,000	1,344,875
Development Bank of Kazakhstan JSC:
144A, 5.5%, 12/20/2015		1,750,000	1,847,125
Series 3, 6.5%, 6/3/2020		1,500,000	1,590,000
E*TRADE Financial Corp.:
6.375%, 11/15/2019		665,000	714,875
6.75%, 6/1/2016		865,000	940,687
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		1,000,000	927,500
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		466,000	541,252
HCP, Inc., (REIT), 5.375%, 2/1/2021		857,000	950,275
Health Care REIT, Inc., (REIT), 4.5%, 1/15/2024		930,000	944,685
Hellas Telecommunications Finance, 144A, 8.282% **, 7/15/2015 (PIK) *	EUR	218,377	0
ING Bank NV, 144A, 5.8%, 9/25/2023		1,975,000	2,067,495
ING U.S., Inc., 5.7%, 7/15/2043		600,000	647,413
International Lease Finance Corp.:
3.875%, 4/15/2018		2,555,000	2,561,771
5.75%, 5/15/2016		115,000	123,194
6.25%, 5/15/2019		355,000	385,175
8.625%, 9/15/2015		225,000	248,625
8.625%, 1/15/2022		310,000	368,125
8.75%, 3/15/2017		705,000	821,325
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,790,000	1,835,337
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		900,000	846,000
Jefferies Group LLC, 5.125%, 1/20/2023		600,000	622,199
Morgan Stanley:
3.75%, 2/25/2023		1,250,000	1,231,496
4.1%, 5/22/2023		1,435,000	1,397,472
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		325,000	335,563
(REIT), 6.875%, 5/1/2021		310,000	330,150
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		165,000	173,663
144A, 5.875%, 3/15/2022		355,000	372,750
Nordea Bank AB, 144A, 4.25%, 9/21/2022		495,000	498,915
OPB Finance Trust, Series C, 2.9%, 5/24/2023	CAD	932,000	806,972
ProLogis LP, (REIT), 4.25%, 8/15/2023		810,000	815,228
PSP Capital, Inc., 3.03%, 10/22/2020	CAD	1,742,000	1,611,680
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		1,800,000	1,842,678
Santander U.S. Debt SAU, 144A, 3.724%, 1/20/2015		155,000	158,430
Santander UK PLC, 144A, 5.0%, 11/7/2023		580,000	585,835
SLM Corp., 5.5%, 1/25/2023		1,325,000	1,244,710
Societe Generale SA, 144A, 7.875%, 12/29/2049 (b)		1,010,000	1,025,150
The Goldman Sachs Group, Inc.:
3.625%, 1/22/2023		1,450,000	1,415,152
5.75%, 1/24/2022		950,000	1,073,147
Trust F/1401, 144A, 5.25%, 12/15/2024		1,600,000	1,588,000
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		500,000	433,750
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018 (b)		1,500,000	1,368,765
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		1,330,000	1,289,698

			57,580,061
Health Care 3.3%
Agilent Technologies, Inc., 3.2%, 10/1/2022		260,000	244,612
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		155,000	158,875
7.75%, 2/15/2019		525,000	564,375
Biomet, Inc.:
6.5%, 8/1/2020		380,000	405,175
6.5%, 10/1/2020		110,000	114,125
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,510,000	1,594,937
144A, 5.125%, 8/1/2021		65,000	65,406
144A, 6.875%, 2/1/2022 (b)		270,000	276,750
7.125%, 7/15/2020 (b)		1,735,000	1,847,775
Endo Finance Co., 144A, 5.75%, 1/15/2022		265,000	264,338
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		230,000	244,375
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		125,000	140,781
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	231,525
HCA, Inc.:
5.875%, 3/15/2022		275,000	289,438
6.5%, 2/15/2020		1,360,000	1,499,400
7.5%, 2/15/2022		515,000	581,306
7.875%, 2/15/2020		2,020,000	2,156,350
8.5%, 4/15/2019		200,000	210,900
Hologic, Inc., 6.25%, 8/1/2020		210,000	219,188
IMS Health, Inc., 144A, 6.0%, 11/1/2020		1,295,000	1,372,700
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		350,000	347,068
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		335,000	340,863
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		1,110,000	1,060,819
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		410,000	432,550
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		304,000	340,860
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		195,000	203,288
Tenet Healthcare Corp.:
4.375%, 10/1/2021 (b)		495,000	474,581
4.5%, 4/1/2021		60,000	58,125
6.25%, 11/1/2018		1,965,000	2,171,325
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		615,000	674,194

			18,586,004
Industrials 5.6%
Accuride Corp., 9.5%, 8/1/2018		345,000	344,138
ADT Corp., 144A, 6.25%, 10/15/2021 (b)		205,000	211,960
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019 (b)		750,000	592,500
Aguila 3 SA, 144A, 7.875%, 1/31/2018		510,000	541,237
Alphabet Holding Co., Inc.:
7.75%, 11/1/2017 (PIK)		215,000	221,450
144A, 7.75%, 11/1/2017 (PIK)		335,000	345,050
Armored Autogroup, Inc., 9.25%, 11/1/2018 (b)		620,000	599,075
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		355,000	368,312
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		427,200	443,220
BE Aerospace, Inc., 6.875%, 10/1/2020		205,000	223,963
Belden, Inc., 144A, 5.5%, 9/1/2022		365,000	355,875
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		535,000	526,975
144A, 7.75%, 3/15/2020		260,000	287,625
Casella Waste Systems, Inc., 7.75%, 2/15/2019		610,000	625,250
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		1,700,000	1,895,500
Clean Harbors, Inc., 5.125%, 6/1/2021		300,000	300,000
CNH Capital LLC, 3.875%, 11/1/2015 (b)		2,000,000	2,055,000
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		335,000	352,587
Darling International, Inc., 144A, 5.375%, 1/15/2022		270,000	272,025
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		190,000	186,675
Ducommun, Inc., 9.75%, 7/15/2018		375,000	420,000
DynCorp International, Inc., 10.375%, 7/1/2017		485,000	498,944
Ferreycorp SAA, 144A, 4.875%, 4/26/2020 (b)		1,000,000	915,000
Florida East Coast Railway Corp., 8.125%, 2/1/2017		235,000	245,223
FTI Consulting, Inc.:
6.0%, 11/15/2022		240,000	243,600
6.75%, 10/1/2020		825,000	893,062
Garda World Security Corp., 144A, 7.25%, 11/15/2021		350,000	359,187
GenCorp, Inc., 7.125%, 3/15/2021		940,000	1,008,150
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		1,000,000	1,055,000
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		2,600,000	2,593,500
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		610,000	656,512
7.125%, 3/15/2021		370,000	407,925
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		170,000	171,079
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		760,000	798,000
Masco Corp., 7.125%, 3/15/2020		855,000	972,562
Meritor, Inc.:
6.75%, 6/15/2021 (b)		250,000	261,250
10.625%, 3/15/2018		340,000	361,675
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		1,000,000	1,007,500
8.125%, 2/15/2019		435,000	443,700
Navios South American Logistics, Inc., 9.25%, 4/15/2019		385,000	412,431
Nortek, Inc., 8.5%, 4/15/2021		460,000	508,300
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		1,181,520	1,205,150
Owens Corning, Inc.:
4.2%, 12/15/2022		250,000	246,971
9.0%, 6/15/2019		141,000	175,501
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		335,000	329,975
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		255,000	274,763
7.5%, 10/1/2017		175,000	182,219
Titan International, Inc., 144A, 6.875%, 10/1/2020		845,000	891,475
Total System Services, Inc., 3.75%, 6/1/2023		730,000	693,154
TransDigm, Inc.:
7.5%, 7/15/2021		450,000	487,125
7.75%, 12/15/2018		400,000	428,000
United Rentals North America, Inc.:
5.75%, 7/15/2018		375,000	400,781
6.125%, 6/15/2023		35,000	36,313
7.375%, 5/15/2020		824,000	913,610
7.625%, 4/15/2022		655,000	736,875
Watco Companies LLC, 144A, 6.375%, 4/1/2023		195,000	193,050

			32,175,979
Information Technology 2.0%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		130,000	135,850
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		960,000	993,600
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		300,000	312,750
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		225,000	234,562
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		435,000	449,137
CDW LLC, 8.5%, 4/1/2019		1,455,000	1,596,862
CyrusOne LP, 6.375%, 11/15/2022		120,000	123,900
eAccess Ltd., 144A, 8.25%, 4/1/2018		350,000	379,750
EarthLink Holdings Corp., 7.375%, 6/1/2020		305,000	311,100
Equinix, Inc.:
5.375%, 4/1/2023		915,000	896,700
7.0%, 7/15/2021		325,000	357,094
First Data Corp.:
144A, 6.75%, 11/1/2020		1,255,000	1,320,887
144A, 7.375%, 6/15/2019		960,000	1,024,800
144A, 8.875%, 8/15/2020		485,000	533,500
Fiserv, Inc., 3.5%, 10/1/2022		620,000	602,540
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		340,000	353,600
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		95,000	98,206
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		560,000	609,000
7.625%, 6/15/2021		270,000	306,450
IAC/InterActiveCorp., 4.75%, 12/15/2022		225,000	212,063
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	165,119
NCR Corp.:
144A, 5.875%, 12/15/2021		65,000	67,438
144A, 6.375%, 12/15/2023		170,000	176,800

			11,261,708
Materials 5.3%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		1,000,000	961,843
ArcelorMittal, 6.75%, 2/25/2022		800,000	863,000
Ashland, Inc., 3.875%, 4/15/2018		190,000	193,088
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		376,380	401,786
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		475,000	501,125
Braskem Finance Ltd., 6.45%, 2/3/2024 (c)		1,000,000	982,000
Cia Minera Milpo SAA, 144A, 4.625%, 3/28/2023		900,000	795,375
Clearwater Paper Corp., 7.125%, 11/1/2018		385,000	411,950
Crown Americas LLC, 6.25%, 2/1/2021		55,000	59,400
CSN Resources SA, 144A, 6.5%, 7/21/2020 (b)		1,000,000	982,500
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015 (b)		1,205,000	1,180,900
144A, 9.875%, 6/15/2015		225,000	157,500
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		245,000	267,050
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		370,000	382,950
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		525,000	555,187
144A, 6.875%, 4/1/2022 (b)		70,000	75,600
144A, 7.0%, 11/1/2015 (b)		310,000	322,493
144A, 8.25%, 11/1/2019		290,000	319,362
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		655,000	733,600
144A, 8.75%, 6/1/2020		415,000	472,062
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		800,000	765,446
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		1,070,000	1,001,188
Greif, Inc., 7.75%, 8/1/2019		995,000	1,124,350
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		130,000	134,875
8.875%, 2/1/2018		545,000	566,800
Huntsman International LLC, 8.625%, 3/15/2021		175,000	197,313
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		320,000	274,400
International Paper Co., 7.95%, 6/15/2018		855,000	1,054,861
Kaiser Aluminum Corp., 8.25%, 6/1/2020		280,000	315,000
KGHM International Ltd., 144A, 7.75%, 6/15/2019		675,000	715,500
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016 (b)		1,200,000	1,251,000
Metinvest BV, 144A, 10.25%, 5/20/2015		1,300,000	1,292,408
Novelis, Inc., 8.75%, 12/15/2020 (b)		1,620,000	1,798,200
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	203,384
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		108,000	120,690
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		555,000	569,569
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		400,000	427,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		350,000	358,750
Polymer Group, Inc., 7.75%, 2/1/2019		350,000	371,000
PolyOne Corp., 5.25%, 3/15/2023		1,030,000	1,004,250
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020		2,000,000	1,927,500
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		285,000	299,250
144A, 8.25%, 1/15/2021		200,000	205,000
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		600,000	579,000
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		175,000	195,125
144A, 8.375%, 9/15/2021		175,000	199,937
The Mosaic Co., 4.25%, 11/15/2023		750,000	750,805
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		2,000,000	1,725,000
Vedanta Resources PLC, 144A, 8.25%, 6/7/2021		500,000	500,000

			30,546,372
Telecommunication Services 8.5%
Altice Financing SA, 144A, 6.5%, 1/15/2022		210,000	213,150
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	10,000,000	676,485
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		1,000,000	926,250
CC Holdings GS V LLC, 3.849%, 4/15/2023		490,000	471,687
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		125,000	126,250
Series W, 6.75%, 12/1/2023		535,000	541,687
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		2,060,000	2,222,225
8.75%, 3/15/2018 (b)		1,150,000	1,204,625
CPI International, Inc., 8.0%, 2/15/2018		270,000	283,500
Cricket Communications, Inc., 7.75%, 10/15/2020		1,405,000	1,594,675
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		1,740,000	1,809,600
144A, 10.5%, 4/15/2018		580,000	616,540
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	203,000
144A, 8.25%, 9/1/2017		2,625,000	2,722,125
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	297,097	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		1,670,000	1,649,125
7.625%, 4/15/2024		140,000	138,950
8.25%, 4/15/2017		331,000	382,719
8.5%, 4/15/2020 (b)		640,000	716,800
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		540,000	515,700
7.25%, 10/15/2020		1,720,000	1,866,200
7.5%, 4/1/2021		1,510,000	1,662,887
8.5%, 11/1/2019		620,000	672,700
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		835,000	895,537
144A, 8.125%, 6/1/2023		125,000	135,313
Level 3 Communications, Inc., 8.875%, 6/1/2019		100,000	109,500
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		205,000	209,613
7.0%, 6/1/2020		890,000	945,625
8.125%, 7/1/2019		1,270,000	1,393,825
8.625%, 7/15/2020		320,000	357,600
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		1,020,000	1,078,650
144A, 6.625%, 4/1/2023 (b)		300,000	311,250
7.875%, 9/1/2018		445,000	475,037
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,600,000	1,516,000
NII Capital Corp., 7.625%, 4/1/2021		320,000	135,200
Oi SA, 144A, 5.75%, 2/10/2022		1,000,000	898,750
Pacnet Ltd., 144A, 9.0%, 12/12/2018		210,000	215,250
SBA Communications Corp., 5.625%, 10/1/2019		745,000	768,281
SBA Telecommunications, Inc., 8.25%, 8/15/2019		75,000	80,250
Sprint Communications, Inc.:
6.0%, 12/1/2016		2,080,000	2,251,600
8.375%, 8/15/2017 (b)		350,000	404,250
9.125%, 3/1/2017		320,000	376,000
Sprint Corp., 144A, 7.125%, 6/15/2024		335,000	336,675
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		135,000	138,038
6.5%, 1/15/2024		135,000	137,869
Telefonica Chile SA, 144A, 3.875%, 10/12/2022		1,000,000	916,439
tw telecom holdings, Inc.:
5.375%, 10/1/2022		360,000	356,400
6.375%, 9/1/2023		310,000	323,950
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		730,000	773,800
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		2,290,000	2,473,200
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		420,000	449,400
Verizon Communications, Inc., 6.55%, 9/15/2043		1,870,000	2,244,636
VimpelCom Holdings BV, 144A, 7.504%, 3/1/2022 (b)		1,400,000	1,454,250
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		235,000	256,150
144A, 7.25%, 2/15/2018		210,000	219,975
Windstream Corp.:
6.375%, 8/1/2023		280,000	260,400
7.5%, 6/1/2022		1,000,000	1,017,500
7.5%, 4/1/2023		435,000	435,000
7.75%, 10/15/2020		230,000	243,800
7.75%, 10/1/2021		855,000	897,750
7.875%, 11/1/2017		1,255,000	1,433,837
8.125%, 9/1/2018		435,000	464,363

			48,607,843
Utilities 2.2%
AES Corp.:
8.0%, 10/15/2017		10,000	11,650
8.0%, 6/1/2020		930,000	1,076,475
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		1,430,000	1,360,420
Calpine Corp.:
144A, 7.5%, 2/15/2021		481,000	525,493
144A, 7.875%, 7/31/2020		459,000	502,605
Electricite de France SA, 144A, 5.25%, 1/29/2049		1,050,000	1,014,562
Enel SpA, 144A, 8.75%, 9/24/2073		540,000	585,900
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		590,000	153,400
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020 (b)		675,000	713,813
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021		600,000	610,800
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		855,000	902,025
144A, 7.25%, 4/1/2016		205,000	224,988
Jersey Central Power & Light Co., 144A, 4.7%, 4/1/2024		1,420,000	1,467,901
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,000,000	1,110,000
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		1,085,000	1,014,475
NRG Energy, Inc., 7.625%, 1/15/2018		215,000	241,875
PPL Energy Supply LLC, 4.6%, 12/15/2021		1,030,000	1,022,188
The Toledo Edison Co., 7.25%, 5/1/2020		173,000	208,363

			12,746,933

Total Corporate Bonds (Cost $321,132,938)			324,373,188
Asset-Backed 0.8%
Home Equity Loans 0.3%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		257,466	256,689
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.326%, 10/25/2033		1,200,000	1,253,656

			1,510,345
Miscellaneous 0.5%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.888% **, 1/17/2024		2,000,000	2,010,342
Domino’s Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		873,000	935,700

			2,946,042

Total Asset-Backed (Cost $4,227,440)			4,456,387
Commercial Mortgage-Backed Securities 2.4%
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,890,961
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.16% **, 3/15/2018		780,000	782,574
JPMorgan Chase Commercial Mortgage Securities Corp., "C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,405,000	1,395,472
LB-UBS Commercial Mortgage Trust, "A3", Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,811,643
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.291% **, 12/15/2044		860,000	913,935
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		6,000,000	5,905,146

Total Commercial Mortgage-Backed Securities (Cost $13,504,241)			13,699,731
Collateralized Mortgage Obligations 4.7%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.793% **, 2/25/2034		505,355	505,403
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.125% **, 12/25/2035		1,405,045	1,428,122
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		348,983	283,310
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		871,936	902,031
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		3,847,295	336,762
"ZB", Series 4183, 3.0%, 3/15/2043		1,534,950	1,246,078
"ZG", Series 4213, 3.5%, 6/15/2043		4,166,943	4,054,161
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		415,980	18,095
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		4,407,997	573,007
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		410,569	42,713
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		717,561	72,614
"A", Series 172, Interest Only, 6.5%, 1/1/2024		688,914	111,675
"JS", Series 3572, Interest Only, 6.64% ***, 9/15/2039		1,544,571	244,603
Federal National Mortgage Association:
"PN", Series 2012-93, 2.5%, 9/25/2042		944,802	845,510
"ZP", Series 2011-123, 4.5%, 12/25/2041		1,653,316	1,734,927
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		525,689	38,516
"SK", Series 2011-78, Interest Only, 5.842% ***, 8/25/2041		10,491,831	1,514,413
"HS", Series 2009-87, Interest Only, 5.992% ***, 11/25/2039		3,842,005	563,829
"PI", Series 2006-20, Interest Only, 6.522% ***, 11/25/2030		2,303,954	393,273
"SI", Series 2007-23, Interest Only, 6.612% ***, 3/25/2037		848,470	138,207
Government National Mortgage Association:
"BO", Series 2013-10, Principal Only, Zero Coupon, 1/16/2043		1,021,292	566,877
"KM", Series 2013-38, 3.5%, 1/20/2043		2,601,142	2,360,824
"ZJ", Series 2013-106, 3.5%, 7/20/2043		912,874	763,956
"GP", Series 2010-67, 4.5%, 3/20/2039		1,000,000	1,074,640
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		529,226	6,038
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		2,239,909	385,847
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		2,649,911	463,502
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,828,122	358,774
"AI", Series 2007-38, Interest Only, 6.301% ***, 6/16/2037		582,261	84,319
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.66% **, 4/25/2036		1,822,622	1,646,645
MASTR Asset Securitization Trust, "1A1", Series 2005-2, 5.25%, 11/25/2035		32,901	33,014
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 1.596% **, 10/25/2035		1,127,003	1,105,924
"2A", Series 2003-A6, 2.655% **, 10/25/2033		878,931	888,481
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		108,195	108,769
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.613% **, 12/25/2034		670,737	675,034
"2A16", Series 2005-AR10, 2.627% **, 6/25/2035		1,089,693	1,090,098

Total Collateralized Mortgage Obligations (Cost $26,666,056)			26,659,991
Government & Agency Obligations 17.0%
Other Government Related (d) 4.1%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,250,000	1,306,725
European Investment Bank, 144A, 4.6%, 1/30/2037	CAD	5,000,000	4,619,124
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		2,500,000	2,256,250
Inter-American Development Bank, 4.375%, 1/24/2044		1,310,000	1,341,774
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		2,000,000	1,900,000
Queensland Treasury Corp., Series 23, 4.25%, 7/21/2023	AUD	11,460,000	9,806,713
Rosneft Oil Co., 144A, 4.199%, 3/6/2022		600,000	542,250
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		1,500,000	1,591,875

			23,364,711
Sovereign Bonds 4.4%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	494,162
Kingdom of Norway, Series 475, 2.0%, 5/24/2023	NOK	38,365,000	5,744,926
Mongolia Government International Bond, 144A, 4.125%, 1/5/2018		1,000,000	895,000
Province of Ontario, Canada, 3.45%, 6/2/2045	CAD	3,976,000	3,297,215
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	377	87
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,855,000	1,859,638
Republic of Croatia, 144A, 6.0%, 1/26/2024 (b)		1,800,000	1,748,700
Republic of Singapore, 3.375%, 9/1/2033	SGD	8,398,000	6,816,525
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	19,800,000	559,377
Series 6207, 8.15%, 2/3/2027	RUB	39,600,000	1,118,078
Slovenia Government International Bond, 144A, 4.75%, 5/10/2018		1,000,000	1,022,800
United Mexican States, Series M, 6.5%, 6/10/2021	MXN	25,000,000	1,893,009

			25,449,517
U.S. Treasury Obligations 8.5%
U.S. Treasury Bills:
0.02% ****, 2/13/2014 (e)		1,041,000	1,040,998
0.035% ****, 6/12/2014 (e)		544,000	543,917
U.S. Treasury Bond, 5.375%, 2/15/2031		10,500,000	13,390,776
U.S. Treasury Notes:
0.375%, 4/15/2015		8,000,000	8,019,376
0.75%, 6/15/2014		700,000	701,668
1.0%, 8/31/2016 (f)		3,000,000	3,033,984
1.5%, 7/31/2016		14,800,000	15,160,750
1.75%, 5/15/2022		7,000,000	6,632,500

			48,523,969

Total Government & Agency Obligations (Cost $101,326,977)			97,338,197
Loan Participations and Assignments 7.1%
Senior Loans **
Air Distribution Technologies, Inc., First Lien Term Loan, 4.25%, 11/9/2018		504,910	509,014
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,381,520	1,385,837
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/7/2020		2,487,469	2,483,091
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		607,313	613,386
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		548,063	552,483
Calpine Corp., Term Loan B1, 4.0%, 4/2/2018		2,783,533	2,806,734
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		610,000	625,137
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		2,956,657	2,973,480
CSC Holdings, Inc., Term Loan B, LIBOR plus 2.5%, 4/17/2020		2,890,000	2,878,989
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		705,000	713,446
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		44,663	44,908
First Data Corp., Term Loan, 4.158%, 3/24/2017		610,000	611,678
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		1,505,000	1,523,278
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		2,318,350	2,344,571
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/8/2020		810,925	818,446
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		3,711,606	3,749,297
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,003,177	1,001,100
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		943,086	947,509
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		598,861	602,419
Term Loan B2, 4.25%, 8/7/2019		627,063	633,133
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		397,000	398,324
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,466,325	1,466,325
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		3,245,000	3,279,494
Tallgrass Operations LLC:
Term Loan B, 4.25%, 11/13/2018		1,284,049	1,296,247
Tomkins LLC, Term Loan B2, 3.75%, 9/29/2016		2,641,819	2,668,250
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		40,316	41,794
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		1,642,525	1,657,185
Term Loan B, 3.75%, 12/11/2019		1,037,123	1,046,385
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,317,411	1,333,332

Total Loan Participations and Assignments (Cost $40,772,553)			41,005,272
Municipal Bonds and Notes 0.9%
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		855,000	940,329
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		1,700,000	1,768,204
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	875,452
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		1,510,000	1,533,888

Total Municipal Bonds and Notes (Cost $4,934,407)			5,117,873
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $468,027)		468,054	906,714
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $358,593)		530,000	461,100

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (g)		6	18,905
Trump Entertainment Resorts, Inc.*		23	0
Vertis Holdings, Inc.*		226	0

			18,905
Industrials 0.0%
Congoleum Corp.*		9,600	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		10,608	7,889
GEO Specialty Chemicals, Inc. 144A*		966	719

			8,608

Total Common Stocks (Cost $156,451)			27,513
Preferred Stock 0.1%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $438,219)		465	452,372
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		574	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		43,175	31,786
Hercules Trust II, Expiration Date 3/31/2029*		315	2,968

			34,754

Total Warrants (Cost $70,220)			34,754
Exchange-Traded Fund 3.0%
SPDR Barclays Convertible Securities (Cost $16,928,038)		368,446	17,423,811
Open-End Investment Company 5.3%
DWS Floating Rate Fund "Institutional" (h) (Cost $28,548,527)		3,179,663	30,175,002

		Contract Amount	Value ($)
Call Options Purchased 0.2%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161		8,900,000	409,010
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		9,400,000	417,896
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		9,100,000	366,614

Total Call Options Purchased (Cost $1,250,388)			1,193,520
Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		9,400,000	61,974
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		9,100,000	72,442

Total Put Options Purchased (Cost $628,823)			134,416

		Shares	Value ($)
Securities Lending Collateral 5.4%
Daily Assets Fund Institutional, 0.08% (h) (i) (j) (Cost $30,805,684)		30,805,684	30,805,684
Cash Equivalents 0.9%
Central Cash Management Fund, 0.04% (h) (i)		16,329	16,329
DWS Variable NAV Money Fund, 0.21% (h) (i)		500,687	5,007,366

Total Cash Equivalents (Cost $5,023,695)			5,023,695

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $597,241,277) †		104.9	599,289,220
Notes Payable		(1.1)	(6,320,000)
Other Assets and Liabilities, Net (b)		(3.8)	(21,946,453)

Net Assets		100.0	571,022,767

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	297,097	EUR	404,439	0
Hellas Telecommunications Finance*	8.282%	7/15/2015	218,377	EUR	62,954	0
					467,393	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2014.

***	These securities are shown at their current rate as of January 31, 2014.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $598,772,047.  At January 31, 2014, net unrealized appreciation for all securities based on tax cost was $517,173.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,599,362 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,082,189.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $29,474,573, which is 5.2% of net assets.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At January 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At January 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	22,863	18,905	0.00

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(i) The rate shown is the annualized seven-day yield at period end.
(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances.  The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans.  At January 31, 2014, the Fund had an unfunded loan commitment of $410,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	410,000	408,975	(1,025)

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended January 31, 2014 is as Follows:

Affiliate	Value ($) at 10/31/2013	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri-butions ($)	Value ($) at 1/31/2014
Central Cash Management Fund	4,655,877	73,472,601	78,112,149	—	234	16,329
DWS Floating Rate Fund	30,079,612	—	—	—	307,156	30,175,002
DWS Variable NAV Money Fund	5,004,539	2,827	—	—	2,754	5,007,366
Total	39,740,028	73,475,428	78,112,149	—	310,144	35,198,697

At January 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	3/20/2014	350	44,012,500	600,081
5 Year U.S. Treasury Note	USD	3/31/2014	456	55,005,000	250,598
Total unrealized appreciation					850,679

At January 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/20/2014	69	8,142,465	(15,717)
10 Year Japanese Government Bond	JPY	3/11/2014	13	18,416,561	(74,690)
90 Day Eurodollar	USD	12/14/2015	87	21,529,238	(3,550)
U.S. Treasury Bond	USD	3/20/2014	34	4,542,188	(103,130)
Ultra Long U.S. Treasury Bond	USD	3/20/2014	119	17,113,688	(743,128)
Total unrealized depreciation					(940,215)

At January 31, 2014, open written option contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (j)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	4,700,000	2	2/1/2017	338,400	(415,980)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	4,550,000	3	2/1/2017	329,102	(371,118)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	8,900,000	1	4/20/2016	317,285	(262,310)
Total Call Options					984,787	(1,049,408)

Put Options
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	4,700,000	2	2/1/2017	338,400	(111,806)
Pay Fixed - 3.32% - Receive Floating - LIBOR	2/3/2017 2/3/2027	4,550,000	3	2/1/2017	329,102	(124,516)
Total Put Options					667,502	(236,322)

Total					1,652,289	(1,285,730)

(j)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2014 was $366,559.

At January 31, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	390,0004	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	47,068	10,296	36,772
6/20/2013 9/20/2018	345,0004	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	47,877	28,562	19,315
6/21/2010 9/20/2015	560,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	45,704	(9,983)	55,687
9/20/2012 12/20/2017	615,0006	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	90,360	35,506	54,854
3/21/2011 6/20/2016	740,0002	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	76,167	13,200	62,967
6/20/2013 9/20/2018	795,0007	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	110,307	58,888	51,419
12/20/2012 12/20/2017	10,000,0005	5.0%	Markit Dow Jones CDX North America High Yield Index	886,301	240,028	646,273
12/20/2012 12/20/2017	2,750,0005	5.0%	Markit Dow Jones CDX North America High Yield Index	243,768	103,148	140,620
6/20/2013 6/20/2018	2,500,0005	5.0%	Markit Dow Jones CDX North America High Yield Index	207,156	79,583	127,573
6/20/2013 9/20/2018	900,0005	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB+	93,375	49,546	43,829
Total unrealized appreciation					1,239,309

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At January 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/30/2014 12/30/2034	4,200,000	Fixed — 4.01%	Floating — LIBOR	(192,035)	(193,308)
12/30/2014 12/30/2024	35,800,000	Fixed — 3.524%	Floating — LIBOR	(1,057,838)	(1,054,173)
12/30/2014 12/30/2016	200,000	Floating — LIBOR	Fixed — 1.173%	620	652
12/30/2014 12/30/2019	100,000	Floating — LIBOR	Fixed — 2.522%	1,415	1,507
12/30/2014 12/30/2044	3,700,000	Floating — LIBOR	Fixed — 4.081%	206,977	211,629
Total net unrealized depreciation				(1,033,693)
Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Credit Suisse
5	Bank of America
6	UBS AG
7	The Goldman Sachs & Co.
As of January 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

CAD	15,757,979	NZD	18,200,000	2/7/2014	563,433	Citigroup, Inc.
NZD	18,200,000	CAD	16,606,092	2/7/2014	197,944	Australia & New Zealand Banking Group Ltd.
AUD	16,600,000	USD	14,738,614	2/7/2014	217,521	Nomura International PLC
MXN	21,313,449	USD	1,599,278	2/11/2014	6,975	Commonwealth Bank of Australia
KRW	7,485,000,000	USD	7,073,666	2/18/2014	88,262	JPMorgan Chase Securities, Inc.
SEK	79,000,000	EUR	8,968,854	2/21/2014	41,776	Barclays Bank PLC
EUR	1,610,000	USD	2,200,677	2/21/2014	29,259	Citigroup, Inc.
MYR	19,400,000	USD	5,841,614	2/21/2014	51,235	Nomura International PLC
CAD	11,461,783	USD	10,423,309	4/23/2014	152,379	UBS AG
NOK	36,400,000	USD	5,868,924	4/23/2014	87,959	Commonwealth Bank of Australia
AUD	15,451,850	USD	13,516,923	4/23/2014	69,149	Nomura International PLC
Total unrealized appreciation					1,505,892

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	3,107,024	MXN	40,913,449	2/11/2014	(50,427)	JPMorgan Chase Securities, Inc.
USD	6,528,891	SGD	8,200,000	2/18/2014	(106,304)	Commonwealth Bank of Australia
USD	5,874,604	MYR	19,400,000	2/21/2014	(84,225)	Nomura International PLC
INR	555,500,000	USD	8,700,078	2/28/2014	(107,945)	Citigroup, Inc.
INR	366,200,000	USD	5,796,138	2/28/2014	(10,339)	Australia & New Zealand Banking Group Ltd.
TRY	20,000,000	USD	8,726,491	2/28/2014	(50,520)	Commonwealth Bank of Australia
ZAR	93,000,000	USD	8,315,550	3/4/2014	(12,955)	JPMorgan Chase Securities, Inc.
SGD	8,344,380	USD	6,527,921	4/23/2014	(7,956)	Citigroup, Inc.
Total unrealized depreciation					(430,671)

Currency Abbreviations

ARS	Argentine Peso	MYR	Malaysian Ringgit
AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
INR	Indian Rupee	SGD	Singapore Dollar
JPY	Japanese Yen	TRY	Turkish Lira
KRW	South Korean Won	USD	United States Dollar
MXN	Mexican Peso	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(m)
Corporate Bonds	$ —	$ 324,373,188	$ 0	$ 324,373,188
Asset-Backed	—	4,456,387	—	4,456,387
Commercial Mortgage-Backed Securities	—	13,699,731	—	13,699,731
Collateralized Mortgage Obligations	—	26,659,991	—	26,659,991
Government & Agency Obligations	—	97,338,197	—	97,338,197
Loan Participations and Assignments	—	41,005,272	—	41,005,272
Municipal Bonds and Notes	—	5,117,873	—	5,117,873
Convertible Bonds	—	—	906,714	906,714
Preferred Security	—	461,100	—	461,100
Common Stocks(m)	—	—	27,513	27,513
Preferred Stock	—	452,372	—	452,372
Warrants(m)	—	—	34,754	34,754
Exchange- Traded Fund	17,423,811	—	—	17,423,811
Open-End Investment Company	30,175,002	—	—	30,175,002
Short-Term Investments(m)	35,829,379	—	—	35,829,379
Derivatives(n)
Purchased Options	—	1,327,936	—	1,327,936
Futures Contracts	850,679	—	—	850,679
Credit Default Swap Contracts	—	1,239,309	—	1,239,309
Interest Rate Swap Contracts	—	213,788	—	213,788
Forward Foreign Currency Exchange Contracts	—	1,505,892	—	1,505,892
Total	$ 84,278,871	$ 517,851,036	$ 968,981	$ 603,098,888

Liabilities
Unfunded Loan Commitment	$ —	$ (1,025)	$ —	$ (1,025)
Derivatives(n)
Futures Contracts	(940,215)	—	—	(940,215)
Written Options	—	(1,285,730)	—	(1,285,730)
Interest Rate Swap Contracts	—	(1,247,481)	—	(1,247,481)
Forward Foreign Currency Exchange Contracts	—	(430,671)	—	(430,671)
Total	$ (940,215)	$ (2,964,907)	$ —	$ (3,905,122)

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.
(m)	See Investment Portfolio for additional detailed categorizations.
(n)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$1,239,309	$—	$—
Foreign Exchange Contracts	$—	$—	$1,075,221	$—
Interest Rate Contracts	$(89,536)	$(1,033,693)	$—	$(184,716)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Unconstrained Income Fund, a series of DWS Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014